SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Stock warrants issued, beginning balance	161,500	199,000	62,500
Weighted average exercise price, beginning balance	$ 1.09	$ 1.07	$ 1.00
Warrants issued, granted			150,000
Weighted average exercise price, granted			$ 1.10
Warrants issued, canceled		(12,500)
Weighted average exercise price, canceled		$ 1.00
Warrants issued, exercised		(25,000)	(13,500)
Weighted average exercise price, exercised		$ 1.00	$ 1.00
Stock warrants issued, ending balance	161,500	161,500	199,000
Weighted average exercise price, ending balance	$ 1.09	$ 1.09	$ 1.07
Warrants issued, canceled		(12,500)